Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2040 Fund

June 30, 2019

Z40-QTLY-0819
1.9884244.102

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	274	$2,750
Fidelity Series Blue Chip Growth Fund (a)	309	4,709
Fidelity Series Commodity Strategy Fund (a)	759	3,573
Fidelity Series Growth Company Fund (a)	550	9,536
Fidelity Series Intrinsic Opportunities Fund (a)	696	11,424
Fidelity Series Large Cap Stock Fund (a)	683	10,237
Fidelity Series Large Cap Value Index Fund (a)	229	2,954
Fidelity Series Opportunistic Insights Fund (a)	281	5,210
Fidelity Series Small Cap Discovery Fund (a)	122	1,356
Fidelity Series Small Cap Opportunities Fund (a)	303	4,217
Fidelity Series Stock Selector Large Cap Value Fund (a)	633	7,796
Fidelity Series Value Discovery Fund (a)	431	5,533
TOTAL DOMESTIC EQUITY FUNDS
(Cost $68,863)		69,295

International Equity Funds - 32.8%
Fidelity Series Canada Fund (a)	111	1,212
Fidelity Series Emerging Markets Fund (a)	126	1,215
Fidelity Series Emerging Markets Opportunities Fund (a)	572	10,914
Fidelity Series International Growth Fund (a)	691	11,242
Fidelity Series International Small Cap Fund (a)	156	2,530
Fidelity Series International Value Fund (a)	1,145	11,028
Fidelity Series Overseas Fund (a)	1	8
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $37,937)		38,149

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (a)	84	816
Fidelity Series Floating Rate High Income Fund (a)	19	175
Fidelity Series High Income Fund (a)	91	867
Fidelity Series Inflation-Protected Bond Index Fund (a)	35	351
Fidelity Series International Credit Fund (a)	5	50
Fidelity Series Investment Grade Bond Fund (a)	86	984
Fidelity Series Long-Term Treasury Bond Index Fund (a)	401	3,737
Fidelity Series Real Estate Income Fund (a)	49	544
TOTAL BOND FUNDS
(Cost $7,246)		7,524

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 2.44% (a)(b)	1,264	1,264
Fidelity Series Short-Term Credit Fund (a)	20	205
TOTAL SHORT-TERM FUNDS
(Cost $1,465)		1,469
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,511)		116,437
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$116,437

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,621	$68	$53	$--	$(10)	$124	$2,750
Fidelity Series Blue Chip Growth Fund	4,723	--	173	--	14	145	4,709
Fidelity Series Canada Fund	1,094	57	5	--	--	66	1,212
Fidelity Series Commodity Strategy Fund	3,356	335	73	--	(11)	(34)	3,573
Fidelity Series Emerging Markets Debt Fund	789	42	26	12	(2)	13	816
Fidelity Series Emerging Markets Fund	1,103	131	--	--	--	(19)	1,215
Fidelity Series Emerging Markets Opportunities Fund	9,972	620	--	--	--	322	10,914
Fidelity Series Floating Rate High Income Fund	169	5	--	3	--	1	175
Fidelity Series Government Money Market Fund 2.44%	783	511	30	5	--	--	1,264
Fidelity Series Growth Company Fund	9,575	--	275	--	6	230	9,536
Fidelity Series High Income Fund	847	27	18	13	--	11	867
Fidelity Series Inflation-Protected Bond Index Fund	337	9	3	--	--	8	351
Fidelity Series International Credit Fund	48	--	--	--	--	2	50
Fidelity Series International Growth Fund	10,196	460	175	--	(5)	766	11,242
Fidelity Series International Small Cap Fund	2,446	--	26	--	--	110	2,530
Fidelity Series International Value Fund	10,129	510	--	--	--	389	11,028
Fidelity Series Intrinsic Opportunities Fund	11,763	229	524	--	(92)	48	11,424
Fidelity Series Investment Grade Bond Fund	957	75	69	8	--	21	984
Fidelity Series Large Cap Stock Fund	10,196	70	255	70	(11)	237	10,237
Fidelity Series Large Cap Value Index Fund	2,844	--	--	--	--	110	2,954
Fidelity Series Long-Term Treasury Bond Index Fund	3,984	238	697	28	42	170	3,737
Fidelity Series Opportunistic Insights Fund	5,149	--	240	--	11	290	5,210
Fidelity Series Overseas Fund	--	8	--	--	--	--	8
Fidelity Series Real Estate Income Fund	528	23	16	8	--	9	544
Fidelity Series Short-Term Credit Fund	196	7	--	1	--	2	205
Fidelity Series Small Cap Discovery Fund	1,377	30	45	31	(7)	1	1,356
Fidelity Series Small Cap Opportunities Fund	4,226	--	152	--	(18)	161	4,217
Fidelity Series Stock Selector Large Cap Value Fund	7,766	--	306	--	(15)	351	7,796
Fidelity Series Value Discovery Fund	5,500	6	124	--	(9)	160	5,533
Total	$112,674	$3,461	$3,285	$179	$(107)	$3,694	$116,437

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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